Earnings Per Share - Schedule of Earnings Per Share (Details) - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Basic net loss per share
Total basic net loss per share attributable to the ordinary equity holders of the Company	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.04)	$ (0.10)
(b) Diluted net loss per share
Total diluted net loss per share attributable to the ordinary equity holders of the Company	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.04)	$ (0.10)